Subsequent Events - Schedule of Annual Minimum Lease Payments (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Feb. 28, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
2019	$ 84		$ 859
2020	210		834
2021	219		1,123
2022	228		1,148
Thereafter	$ 524		701
Total minimum lease payments			$ 5,395
Subsequent Event [Member]
Subsequent Event [Line Items]
2018		$ 163
2019		202
2020		210
2021		219
2022		228
Thereafter		462
Total minimum lease payments		$ 1,484